Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Subsequent Events
16. Subsequent Events
Additional Drawdown on the Alco September Promissory Note
In October 2023, the Company drew down the remaining $500,000 on the Alco September 2023 Promissory Note.
Issuance of Subordinated Term Note
In November 2023, Banzai issued a subordinated term note, for a principal balance of $750,000 to Alco, a related party lender. The note bears interest at 8% per year, payable on maturity, and matures on April 13, 2024.

This issuance was approved by the board of directors and principal shareholders of the Company, in accordance with a written consent and waiver, signed on March 8, 2023.
Registration Statement on Form
S-4
has been Declared Effective
On November 15, 2023, 7GC issued a press release announcing that its registration statement on Form
S-4,
initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on August 31, 2023 (as amended, the “Registration Statement”), relating to the previously announced proposed business combination with Banzai, has been declared effective by the SEC as of November 13, 2023. 7GC has established a record date of October 27, 2023 and a meeting date of December 5, 2023 for its special meeting of stockholders to approve the Business Combination.
Grant of Stock Options
On December 3, 2023, Banzai granted 217,187 stock options to certain employees and non-employees,
under the Company’s Amended and Restated 2016 Equity Incentive Plan. Certain of these stock options were fully vested at grant, while others vest over a four year period, and all expire after a period of ten years and have an exercise price of $5.15.
Amendment to Nonstatutory Option Exercise Price
Concurrent with the above disclosed December 3, 2023 grant of stock options, Banzai approved an amendment to the exercise price of 398,746 unexercised nonstatutory options issued to certain non-employees,
and 186,454 unexercised options issued to certain current employees of the Company. The exercise price of these options was amended to reduce this to $5.15, subject to acceptance by the holders of the options.
Approval of Retention Bonus Offers
On December 3, 2023, the Company also approved and committed to paying retention bonuses for an aggregate amount of $605,000, to certain management employees. These bonuses are subject to certain conditions, most notably the respective employees remaining in the service of the Company through the respective retention dates, which begin January 1, 2024 and extend through January 1, 2027 for certain employees, and will be paid no later than December 31 of the year in which the retention date occurs.

19. Subsequent Events
Proposed Merger with 7GC & Co. Holdings Inc.
On December 8, 2022, Banzai entered into an Agreement and Plan of Merger (the “Merger Agreement”) with 7GC & Co. Holdings Inc. (“7GC”), a blank check company incorporated as a Delaware corporation and formed for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses or entities, and 7GC Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of 7GC (“First Merger Sub”), and 7GC Merger Sub II, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of 7GC (“Second Merger Sub” and, together with First Merger Sub, the “Merger Subs” and each, a “Merger Sub”). The Merger Subs are, as of the date of the Agreement, wholly owned subsidiaries of 7GC that were formed for purposes of consummating the transactions of the Agreement. The Merger Agreement provides that, among other things and upon the terms and subject to the conditions of the Merger Agreement at the closing of the transactions contemplated by the Merger Agreement, and in accordance with the Delaware General Corporation Law, Merger Sub will merge with and into Banzai, the separate corporate existence of Merger Sub will cease and Banzai shall continue as the surviving corporation and a wholly owned subsidiary of 7GC (the “Merger”). As a result of the Merger, among other things, all outstanding shares of capital stock of Banzai will be canceled and converted into the right to receive newly issued shares of common stock, par value $
0.0001
per share, of 7GC (the “7GC Common Stock”) determined based on a pre-money
enterprise valuation of Banzai of $
100,000,000
and a $
10.00
price per share of 7GC Common Stock.
On June 14, 2023, 7GC entered into an engagement letter with Cohen, pursuant to which 7GC engaged Cohen to act as its capital markets advisor in connection with seeking extension of the date by which 7GC must consummate its initial business combination and in connection with an initial business combination with an unaffiliated third party, as well as to act as placement agent, on a non-exclusive
basis, in connection with any private placement of equity, convertible and/or debt securities or other capital or debt raising transaction in connection with an initial business combination, in exchange for the right to receive (x) an advisory fee of 100,000 founder shares in connection with a successful extension, payable by the Sponsor at closing of an initial business combination, and (y) a transaction fee in connection with any such offering.
On June 15, 2023, 7GC issued a press release announcing that its special meeting of stockholders, to be held for the approval of the Second Extension Amendment, would be postponed from June 20, 2023 to June 26, 2023.
On June 26, 2023, 7GC’s stockholders approved the proposal for the Second Extension Amendment. 7GC filed a Current Report on Form
8-K
with the SEC on June 29, 2023, announcing the approval of and the final results of the stockholder vote approving the Second Extension Amendment.
On July 31, 2023, Banzai sent a notice of termination to Hyros. On August 1, 2023, Banzai and Hyros terminated the Hyros Purchase Agreement and the Hyros Side Letter (the “Hyros Transaction Termination”), with immediate effect, in connection with the inability to procure the Hyros audited financial statements set forth in the Hyros Purchase Agreement on the timeline contemplated by the Merger Agreement for delivery of the Hyros audited financial statements.
Concurrent with discussions around the Hyros Transaction Termination, beginning in July 2023, 7GC and Banzai discussed and decided to pursue a business combination involving solely 7GC and Banzai. 7GC and

Banzai negotiated and agreed upon the following changes (among others) to the key terms of the Business Combination: (i) the closing of Banzai’s acquisition of Hyros is no longer a condition to the closing of the Business Combination, (ii) the total deal value will be changed to a flat consideration of
$100 million based on the standalone value of Banzai, without any right to earn out as was contemplated under the Original Merger Agreement, (iii) the outside date for the closing of the Business Combination will be pushed out to December 28, 2023 and (iii) the minimum aggregate transaction proceeds condition will be replaced with a net cash closing condition, under which the net cash of 7GC, the Company and their subsidiaries shall be no less than $5 million.
On August 4, 2023, 7GC and Banzai executed the Amendment.

Issuance of Subordinated Convertible Promissory Notes
Between March and July 2023, Banzai issued subordinated convertible promissory notes, for a principal balance of approximate $4.0 million to various third party and related party investors. The notes bear interest at 8% per year, payable on maturity, and mature on the earlier of the date of a Liquidity Event, as defined in Note 13, or December 31, 2023. The convertible promissory notes are convertible into common stock upon the closing of a Qualified Financing, should this occur prior to maturity, at a conversion price of the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 (the “Valuation Cap”) by the Fully Diluted Capitalization, as defined. These issuances were approved by the board of directors and principal shareholders of the Company, in accordance with a written consent and waiver, signed on March 8, 2023.
Amendment to Alco Convertible Notes
In March 2023, Banzai entered into an agreement to amend the maturity date of the Alco Convertible Notes, previously issued to various investors during 2022, and which had an aggregate principal balance of approximately $6.0 million, from September 1, 2023 to December 31, 2023. No other amendments to the agreements related to these convertible notes, were made.
Forbearance Agreement with CP BF Lending
On August 24, 2023, the Company entered into a forbearance agreement (the “Forbearance Agreement”) with CP BF. Under the terms of the Forbearance Agreement, and as a result of the Company’s non-compliance
with certain covenants of its Loan Agreement with CP BF, CP BF agreed to (i) amend certain provisions of the Loan Agreement to clarify the treatment of the Business Combination under the Loan Agreement, (ii) consent to the consummation of the Merger Agreement with 7GC, and (iii) forbear from exercising any of its rights and remedies under the Loan Agreement with the Company from the effective date of the Forbearance Agreement under the earlier of (a) the four-month anniversary of the closing of the 7GC Combination if the 7GC Combination is closed on or prior to December 29, 2023, (b) December 29, 2023 if the 7GC Combination is not consummated on or prior to December 29, 2023, or (c) the date on which any Termination Event (as defined within the Forbearance Agreement) shall have occurred. In connection with the Forbearance Agreement, CP BF and the Company also agreed to amend and restate CP BF’s existing convertible promissory notes so that they may remain outstanding following the closing of the Business Combination and, at CP BF’s option, be convertible into Class A shares of the Company after the Business Combination.
Issuance of Subordinated Term Note
In August 2023, Banzai issued a subordinated term note, for a principal balance of $150,000 to Alco, a related party lender. The note bears interest at 8% per year, payable on maturity, and matures two months from issuance. This issuance was approved by the board of directors and principal shareholders of the Company, in accordance with a written consent and waiver, signed on March 8, 2023.

7GC Co Holdings INC [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 10-Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheets date up to the date that the unaudited condensed consolidated financial statements were issued and determined that there have been no events other than the event described below, that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements.
On October 3, 2023, the Company issued the Second Note, which provides for borrowings from time to time of up to an aggregate of $
500,000
for working capital purposes. The Note does
no
t bear interest and is repayable in full upon the earlier of the consummation of a Business Combination or the date the Company liquidates the Trust Account established in connection with the Company’s Initial Public Offering upon the failure of the Company to consummate a Business Combination within the requisite time period. Upon the consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert the principal balance of the Second Note, in whole or in part, into that number of the Converted Shares, equal to the principal amount of the Second Note so converted divided by $
10.00
.
On November 8, 2023, Cantor Fitzgerald (“Cantor”), entered into a fee reduction agreement
, (as amended, the “Fee

Reduction Agreement”), pursuant to which Cantor has agreed to forfeit $
4,050,000
of the aggregate of $
8,050,000
of deferred underwriting fees payable (the “Original Deferred Fee”), resulting in a remainder of $
4,000,000
of deferred underwriting fees payable (the “Reduced Deferred Fee”) by the Company to Cantor upon Closing of the Business Combination (the “Fee Reduction”). Pursuant to the Fee Reduction Agreement, the Reduced Deferred Fee will be payable in the form of a number of shares of Class A Common Stock equal to the greater of (a)

400,000
or (b) the quotient obtained by dividing (x) the Reduced Deferred Fee by (y) the dollar volume-weighted average price for the shares of Class A Common Stock on Nasdaq, over the five trading days immediately preceding the date of the initial filing of a resale registration statement on Form S-1, as reported by Bloomberg through its “AQR” function (as adjusted for any stock dividend, split, combination, recapitalization or other similar transaction, the “Cantor Fee Shares”). The Cantor Fee Shares will be payable following the Closing upon (or immediately prior to) initial filing of a resale registration statement on Form S-1 by the Company covering the Cantor Fee Shares (which the Company will be required to file as soon as practicable but no later than thirty (30) days following the Closing), in accordance with the terms of the Fee Reduction Agreement.

Note
11-Subsequent
Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued and determined that other than the additional borrowings under the extension described in
N
ote 4, there have been no events that have occurred that would require adjustments to the disclosures in the consolidated financial statements.